Note 12 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating lease by lessee [text block]
[US$ thousands]	As of December 31,
Amounts recognized in the Statement of Financial Position	2018 (2)	2019
Right-of-use assets (1)
Office properties	0	6,178
Equipment	0	5,528
Total	0	11,706

Lease liabilities
Current	0	4,625
Non-current	0	7,378
Total	0	12,003
[US$ thousands]	Year ended December 31,
Amounts recognized in the Statement of Operations	2018	2019
Depreciation charge of right-of-use assets
Office properties	-	1,752
Equipment	-	2,739
Total	-	4,491

Interest expense (included in Finance expense)	-	457